CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Sales of licenses	$ 5,397	$ 4,613	$ 5,960
Services	19,623	13,867	14,249
Revenues, Total	25,020	18,480	20,209
COST OF REVENUES
Cost of sales of licenses	488	421	853
Cost of services	9,462	7,450	6,999
Cost of Revenue, Total	9,950	7,871	7,852
GROSS PROFIT	15,070	10,609	12,357
RESEARCH AND DEVELOPMENT EXPENSES	4,539	5,030	4,643
SELLING AND MARKETING EXPENSES	1,140	1,694	1,524
GENERAL AND ADMINISTRATIVE EXPENSES	1,934	1,726	1,818
OPERATING INCOME	7,457	2,159	4,372
FINANCIAL INCOME (EXPENSES) - net	(306)	163	298
INCOME BEFORE TAXES ON INCOME	7,151	2,322	4,670
INCOME TAX EXPENSE	1,668	137	392
NET INCOME FOR THE YEAR	$ 5,483	$ 2,185	$ 4,278
EARNINGS PER ORDINARY SHARE -
Basic and diluted (in dollars per share)	$ 0.29	$ 0.12	$ 0.23
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER ORDINARY SHARE - IN THOUSANDS
Basic (in shares)	18,949	18,869	18,767
Diluted (in shares)	19,032	18,890	18,846